SHARE-BASED COMPENSATION (Summary of Restricted Stock Unit Activity) (Details)	0 Months Ended		12 Months Ended
	May 08, 2012	Jan. 17, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of RSU
Expired			(96,796)	(21,650)	(91,475)
Restricted Stock Units (RSUs) [Member]
Number of RSU
Outstanding			1,574,000	581,650	234,000
Granted	313,250	100,000	20,000	1,217,600
Exercised			(237,400)	(173,350)	(31,500)
Expired			(26,500)
Forfeited			(227,900)	(51,900)	(34,100)
Outstanding			1,102,200	1,574,000	581,650